CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income for the year	$ 34,728	$ 26,572	$ 32,907
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill and other intangibles	11,635	11,962	12,219
Gain from sale of subsidiary, net (Appendix A)		(951)
Exchange differences on principal of deposit and loans, net			(23)
Gains in respect of trading marketable securities	(115)	(666)	(133)
Increase in liability for employee rights upon retirement	890	717	1,655
Share in losses of affiliated companies, net	449	2,439	421
Deferred income taxes	(1,114)	(85)	(737)
Capital (gain) losses on sale of property and equipment, net	(52)	(31)	(270)
Decrease (increase) in accounts receivable	(4,552)	117	(1,864)
Decrease (increase) in other current and non-current assets	(5,033)	(879)	(4,749)
Decrease (increase) in inventories	(1,424)	(658)	783
Increase (decrease) in accounts payable	5,884	(1,176)	927
Increase (decrease) in deferred revenues	(1,122)	(246)	749
Increase (decrease) in other current and non-current liabilities	1,298	(1,201)	(4,154)
Net cash provided by operating activities	41,472	35,914	37,731
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(644)	(804)	(708)
Capital expenditures	(13,645)	(18,724)	(14,976)
Investment in affiliated company	(8,920)	(5,966)
Investment in marketable securities	(3,154)	(11)	(2,771)
Repayment of loans from affiliated companies	1,512
Deposit in escrow			5,005
Proceeds from (Investment in) long - term deposit	16	(341)	(283)
Proceeds from sale of property and equipment	342	406	489
Sale of marketable securities	4,633
Sale of subsidiary (Appendix A)		(266)
Net cash used in investment activities	(19,860)	(25,706)	(13,244)
Cash flows from financing activities
Short term credit from banking institutions, net	(152)	160	(38)
Acquisition of non-controlling interests			(500)
Dividend paid	(17,088)	(17,590)	(19,324)
Dividend paid to non-controlling interests	(994)	(1,229)	(2,564)
Net cash used in financing activities	(18,234)	(18,659)	(22,426)
Effect of exchange rate changes on cash and cash equivalents	693	(2,951)	(5,340)
Net increase (decrease) in cash and cash equivalents	4,071	(11,402)	(3,279)
Balance of cash and cash equivalents at beginning of year	27,016	38,418	41,697
Balance of cash and cash equivalents at end of year	31,087	27,016	38,418	$ 41,697
Supplementary information on investing and financing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability	224	40
Dividends declared	4,193	3,128	4,496
Non-controlling interest purchased				0.50%
Payment to purchase non-controlling interests				$ 500,000
Working capital (excluding cash and cash equivalents), net		(1,797)
Receivables from Sale of Subsidiary		582
Funds in respect of employee rights upon retirement		250
Property and equipment, net		23
Liability for employee rights upon retirement		(275)
Gain from sale of subsidiary		951
Sale of subsidiary		(266)
Supplementary disclosure of cash flow information
Interest paid	324	203	397
Income taxes paid, net of refunds	$ 17,699	$ 10,181	$ 15,078